TAX-MANAGED VALUE FUND PROSPECTUS SUPP DTD 6-13-2011
Eaton Vance Tax-Managed Value Fund
EATON VANCE TAX-MANAGED VALUE FUND Supplement to Prospectus dated March 1, 2011
1. Effective June 13, 2011, Eaton Vance Tax-Managed Value Fund will no longer offer Class B Shares.
2. The following replaces "Fees and Expenses of the Fund" under "Fund Summaries - Eaton Vance Tax-Managed Value Fund":
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 43 of this Prospectus and page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Managed Value Fund	Class A	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Tax-Managed Value Fund	Eaton Vance Tax-Managed Value Fund Class A	Eaton Vance Tax-Managed Value Fund Class C	Eaton Vance Tax-Managed Value Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class I
Management Fees			0.77%	0.77%	0.77%
Distribution and Service (12b-1) Fees			0.25%	1.00%
Other Expenses			0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses			1.16%	1.91%	0.91%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Managed Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	686	922	1,177	1,903
Class C	Class C shares	294	600	1,032	2,233
Class I	Class I shares	93	290	504	1,120

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Managed Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	686	922	1,177	1,903
Class C	Class C shares	194	600	1,032	2,233
Class I	Class I shares	93	290	504	1,120

3. The following replaces the table and notes under "Performance" in "Fund Summaries - Eaton Vance Tax-Managed Value Fund":
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance Tax-Managed Value Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		2.77%	0.40%	3.13%
Return Before Taxes Class C	Class C Return Before Taxes		7.17%	0.83%	2.95%
Return Before Taxes Class I	Class I Return Before Taxes		9.37%	1.76%	3.82%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		2.65%	0.25%	3.01%
Return After Taxes on Distributions and the Sale of Class A Shares Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		1.95%	0.34%	2.70%
Russell 1000 Value Index	Russell 1000 Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C. The Class I performance shown above for the period prior to November 30, 2007 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for the Russell 1000 Value Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.